PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)

Voya Small Company Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.5%
Communication Services : 3.4%
21,019
(1)
Cargurus, Inc.
$ 465,361
0.2
506,239
(1)
Globalstar, Inc.
789,733
0.4
9,931
(1)
IAC, Inc.
564,081
0.3
44,438
(1)
Integral Ad Science
Holding Corp.
460,378
0.2
111,025
(1)
Magnite, Inc.
1,334,520
0.7
69,782
(1)
Playtika Holding Corp.
517,084
0.3
314,711
(1)
Vimeo, Inc.
1,507,466
0.7
94,487
(1)
ZipRecruiter, Inc.
- Class A
1,201,874
0.6
6,840,497
3.4
Consumer Discretionary : 7.1%
27,370  Acushnet Holdings
Corp.
1,763,175
0.9
90,977
Arko Corp.
594,080
0.3
87,373
(1)(2)
Figs, Inc. - Class A
456,961
0.2
47,061
Gentex Corp.
1,719,138
0.8
300,182
(1)
GrowGeneration Corp.
642,390
0.3
42,500  International Game
Technology PLC
1,154,725
0.6
30,258
KB Home
2,010,039
1.0
57,402
(1)
Lindblad Expeditions
Holdings, Inc.
532,117
0.3
22,885  Red Rock Resorts, Inc.
- Class A
1,327,101
0.7
46,051
Steven Madden Ltd.
1,971,904
1.0
41,967
(1)
Tri Pointe Homes, Inc.
1,484,792
0.7
63,308
(1)
Udemy, Inc.
715,380
0.3
14,371,802
7.1
Consumer Staples : 2.3%
29,923
(1)
BellRing Brands, Inc.
1,704,115
0.8
76,591
Dole PLC
904,539
0.5
125,914
Primo Water Corp.
2,041,066
1.0
4,649,720
2.3
Energy : 6.4%
404,997
(1)
Clean Energy Fuels
Corp.
1,194,741
0.6
35,161
Dorian LPG Ltd.
1,271,070
0.6
152,875  Excelerate Energy, Inc.
- Class A
2,400,137
1.2
71,235
HighPeak Energy, Inc.
1,180,364
0.6
121,054
(1)
Kosmos Energy Ltd.
743,272
0.4
66,166
Murphy Oil Corp.
2,624,805
1.3
138,282  Permian Resources
Corp.
2,151,668
1.1
100,222
SFL Corp. Ltd.
1,338,966
0.6
12,905,023
6.4
Financials : 16.6%
138,198  AGNC Investment
Corp.
1,321,173
0.6
45,943
(1)
Ambac Financial
Group, Inc.
751,627
0.4
37,042
Arrow Financial Corp.
888,267
0.4
69,131
Associated Banc-Corp.
1,440,690
0.7
54,023  Atlantic Union
Bankshares Corp.
1,796,805
0.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
79,746
BCB Bancorp, Inc.
$ 836,536
0.4
45,194  Berkshire Hills
Bancorp, Inc.
971,219
0.5
148,970  BGC Group, Inc.
- Class A
1,035,341
0.5
26,162
(2)
Blackstone Mortgage
Trust, Inc. - Class A
532,920
0.3
47,862  ConnectOne Bancorp,
Inc.
947,189
0.5
94,673  Eastern Bankshares,
Inc.
1,223,175
0.6
1,883
(1)
Enstar Group Ltd.
579,851
0.3
53,997  Farmers National Banc
Corp.
727,880
0.4
121,990  First BanCorp/Puerto
Rico
2,071,390
1.0
151,751
(1)
Genworth Financial,
Inc. - Class A
933,269
0.5
41,591
Hilltop Holdings, Inc.
1,284,330
0.6
10,521  International
Bancshares Corp.
545,935
0.3
115,123  KKR Real Estate
Finance Trust, Inc.
1,122,449
0.6
113,375
Ladder Capital Corp.
1,225,584
0.6
55,709
(1)
LendingClub Corp.
451,800
0.2
86,453
MFA Financial, Inc.
970,003
0.5
33,642
NBT Bancorp, Inc.
1,156,948
0.6
25,046
Origin Bancorp, Inc.
747,373
0.4
69,063
(1)
Pagseguro Digital Ltd.
- Class A
961,357
0.5
52,483
ProAssurance Corp.
647,115
0.3
46,656  Provident Financial
Services, Inc.
703,572
0.3
179,805
Redwood Trust, Inc.
1,102,205
0.5
61,891  Simmons First National
Corp. - Class A
1,188,307
0.6
8,136  Stewart Information
Services Corp.
512,405
0.2
38,679  United Community
Banks, Inc.
1,006,041
0.5
15,578
Unum Group
770,332
0.4
157,336  Valley National
Bancorp
1,288,582
0.6
32,465  Victory Capital
Holdings, Inc. - Class A
1,247,630
0.6
74,545
WisdomTree, Inc.
600,833
0.3
33,590,133
16.6
Health Care : 14.1%
582,714
(1)
23andMe Holding Co.
- Class A
332,147
0.2
63,848
(1)
Alignment Healthcare,
Inc.
383,088
0.2
140,769
(1)
Amicus Therapeutics,
Inc.
1,804,659
0.9
98,044
(1)
Amneal
Pharmaceuticals, Inc.
541,203
0.3
18,768
(1)
Amphastar
Pharmaceuticals, Inc.
874,026
0.4
11,744
(1)
Arcellx, Inc.
772,990
0.4

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Small Company Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
49,861
(1)
Avanos Medical, Inc.
$ 925,919
0.5
221,640
(1)
BioCryst
Pharmaceuticals, Inc.
1,247,833
0.6
18,218
Bio-Techne Corp.
1,340,298
0.7
23,590
Bruker Corp.
2,041,479
1.0
695,603
(1)
Cerus Corp.
1,516,414
0.7
127,154
(1)
Community Health
Systems, Inc.
354,760
0.2
16,274  DENTSPLY SIRONA,
Inc.
531,834
0.3
40,662
(1)
Guardant Health, Inc.
772,578
0.4
7,602
(1)
HealthEquity, Inc.
628,001
0.3
54,762
(1)
Insmed, Inc.
1,518,003
0.7
19,913
(1)
Intellia Therapeutics,
Inc.
639,606
0.3
9,326
(1)
Lantheus Holdings,
Inc.
609,734
0.3
369,400
(1)(2)
MannKind Corp.
1,518,234
0.7
836,195
(1)(2)
OPKO Health, Inc.
836,195
0.4
27,753
(1)
Option Care Health,
Inc.
895,589
0.4
51,644
(1)
Orthofix Medical, Inc.
674,471
0.3
69,822
Patterson Cos., Inc.
1,891,478
0.9
27,451
QIAGEN N.V.
1,174,628
0.6
39,347
(1)
Revolution Medicines,
Inc.
1,159,949
0.6
562,041
(1)
Rigel Pharmaceuticals,
Inc.
854,302
0.4
50,921
(1)
Roivant Sciences Ltd.
582,536
0.3
22,795
(1)
Supernus
Pharmaceuticals, Inc.
677,011
0.3
71,980
(1)
Travere Therapeutics,
Inc.
544,169
0.3
13,394
(1)
Viking Therapeutics,
Inc.
1,032,008
0.5
28,675,142
14.1
Industrials : 17.9%
20,875
AAON, Inc.
1,753,083
0.9
24,177  Allison Transmission
Holdings, Inc.
1,821,253
0.9
17,443  Apogee Enterprises,
Inc.
997,914
0.5
102,660
(1)
CoreCivic, Inc.
1,563,512
0.8
18,739
Crane Holdings Co.
1,094,732
0.5
30,897
First Advantage Corp.
483,847
0.2
16,542  Franklin Electric Co.,
Inc.
1,719,706
0.8
42,976
Hillenbrand, Inc.
2,043,509
1.0
12,470
Insperity, Inc.
1,269,321
0.6
21,977
Kennametal, Inc.
554,700
0.3
23,644
(1)
Kratos Defense &
Security Solutions, Inc.
431,267
0.2
100,188
(1)
Legalzoom.com, Inc.
1,242,331
0.6
40,769
(1)
Leonardo DRS, Inc.
925,864
0.5
87,659
(1)
Manitowoc Co., Inc.
1,221,966
0.6
43,694
Marten Transport Ltd.
823,632
0.4
180,844  Mueller Water
Products, Inc. - Class A
2,812,124
1.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
20,493
(1)
Nextracker, Inc. - Class
A
$ 1,152,526
0.6
110,648
(1)
NOW, Inc.
1,565,669
0.8
31,108
nVent Electric PLC
2,094,191
1.0
19,865
Pentair PLC
1,545,298
0.8
534,408
(1)
Planet Labs PBC
1,170,354
0.6
72,939
(1)
Resideo Technologies,
Inc.
1,628,728
0.8
76,419
Shyft Group, Inc.
787,880
0.4
23,053
Timken Co.
1,936,222
0.9
23,641
(1)
Titan Machinery, Inc.
596,462
0.3
50,307
Wabash National Corp.
1,372,375
0.7
8,307  Watts Water
Technologies, Inc.
- Class A
1,694,213
0.8
36,302,679
17.9
Information Technology : 17.2%
240,619
(1)
8x8, Inc.
680,952
0.3
121,066
A10 Networks, Inc.
1,611,388
0.8
51,553
(1)
ACI Worldwide, Inc.
1,696,609
0.8
20,842
(1)
Alkami Technology,
Inc.
520,008
0.2
21,083
(1)
Altair Engineering, Inc.
- Class A
1,793,742
0.9
53,947
(1)
Box, Inc. - Class A
1,391,293
0.7
30,259  Clear Secure, Inc.
- Class A
582,486
0.3
40,543
Cognex Corp.
1,599,421
0.8
28,642  CSG Systems
International, Inc.
1,562,708
0.8
17,222
CTS Corp.
767,412
0.4
71,474
(1)
Dropbox, Inc. - Class A
1,711,802
0.8
37,964
EVERTEC, Inc.
1,371,639
0.7
73,826
(1)
ExlService Holdings,
Inc.
2,297,465
1.1
45,247
(1)
Extreme Networks, Inc.
571,922
0.3
64,176
(1)
Knowles Corp.
1,048,636
0.5
2,906
Littelfuse, Inc.
692,325
0.3
41,217
(1)
N-able, Inc.
555,193
0.3
15,889
(1)
Nutanix, Inc. - Class A
1,003,549
0.5
35,150
(1)
PowerSchool Holdings,
Inc. - Class A
734,284
0.4
18,164
(1)
PROS Holdings, Inc.
649,363
0.3
26,650  Sapiens International
Corp. NV
820,021
0.4
73,583
(1)
Sprinklr, Inc. - Class A
958,786
0.5
23,464
(1)
Squarespace, Inc.
- Class A
780,882
0.4
24,730
(1)
Teradata Corp.
930,343
0.5
22,419
(1)
Varonis Systems, Inc.
1,138,885
0.6
24,465
(1)
Veeco Instruments,
Inc.
885,878
0.4
179,385
(1)
Viavi Solutions, Inc.
1,713,127
0.8
15,669
(1)
Workiva, Inc.
1,349,414
0.7
144,565
(1)
Yext, Inc.
855,825
0.4
107,681
(1)(2)
Zeta Global Holdings
Corp. - Class A
1,130,651
0.6

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Small Company Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
184,212
(1)
Zuora, Inc. - Class A
$ 1,488,433
0.7
34,894,442
17.2
Materials : 5.9%
36,382
Avient Corp.
1,472,743
0.7
9,514
Balchem Corp.
1,495,506
0.7
61,404
(1)
Constellium SE
1,190,624
0.6
128,570
Element Solutions, Inc.
3,021,395
1.5
235,148
(1)
Glatfelter Corp.
524,380
0.3
25,075  Minerals Technologies,
Inc.
1,814,427
0.9
327,466
(1)
Rayonier Advanced
Materials, Inc.
1,110,110
0.5
20,514  Sensient Technologies
Corp.
1,371,976
0.7
12,001,161
5.9
Real Estate : 5.9%
56,884
Acadia Realty Trust
932,329
0.5
118,919
(1)
Anywhere Real Estate,
Inc.
745,622
0.4
148,935
(1)
Apartment Investment
and Management Co.
- Class A
1,099,140
0.6
31,859  Broadstone Net Lease,
Inc.
475,018
0.2
24,675
CareTrust REIT, Inc.
556,668
0.3
80,766  Empire State Realty
Trust, Inc. - Class A
805,237
0.4
11,715
EPR Properties
481,252
0.2
60,160  Essential Properties
Realty Trust, Inc.
1,437,222
0.7
9,877  First Industrial Realty
Trust, Inc.
523,481
0.3
37,583
Gladstone Land Corp.
488,955
0.2
28,317
Peakstone Realty Trust
389,925
0.2
30,728  Plymouth Industrial
REIT, Inc.
662,803
0.3
68,916  Retail Opportunity
Investments Corp.
891,084
0.4
38,532  Sabra Health Care
REIT, Inc.
534,824
0.3
157,299  Summit Hotel
Properties, Inc.
1,009,860
0.5
151,599
Uniti Group, Inc.
888,370
0.4
11,921,790
5.9
Utilities : 1.7%
17,672
ALLETE, Inc.
1,000,942
0.5
56,841
Avista Corp.
1,887,121
0.9
16,225  Portland General
Electric Co.
651,759
0.3
3,539,822
1.7
Total Common Stock
(Cost $212,837,084)
199,692,211
98.5
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.2%
11,656
(2)
iShares Russell 2000
ETF
$ 2,374,677
1.2
Total Exchange-Traded
Funds
(Cost $2,358,130)
2,374,677
1.2
Total Long-Term
Investments
(Cost $215,195,214)
202,066,888
99.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.6%
Repurchase Agreements : 1.6%
1,000,000
(3)
Bank of America
Inc., Repurchase
Agreement dated
02/29/2024, 5.310%,
due 03/01/2024
(Repurchase
Amount $1,000,145,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
02/01/26-01/20/64)
1,000,000
0.5
1,000,000
(3)
Daiwa Capital
Markets, Repurchase
Agreement dated
02/29/2024, 5.340%,
due 03/01/2024
(Repurchase
Amount $1,000,146,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
04/11/24-03/01/54)
1,000,000
0.5

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Small Company Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
181,165
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
02/29/2024, 5.310%,
due 03/01/2024
(Repurchase
Amount $181,191,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market
Value plus accrued
interest $184,788, due
05/01/31-05/01/58)
$ 181,165
0.1
1,000,000
(3)
MUFG Securities
Americas Inc.,
Repurchase
Agreement dated
02/29/2024, 5.320%,
due 03/01/2024
(Repurchase
Amount $1,000,146,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,020,000, due
01/01/30-02/01/54)
1,000,000
0.5
Total Repurchase
Agreements
(Cost $3,181,165)
3,181,165
1.6
Total Short-Term
Investments
(Cost $3,181,165)
3,181,165
1.6
Total Investments in
Securities
(Cost $218,376,379) $ 205,248,053 101.3
Liabilities in Excess
of Other Assets (2,609,952) (1.3)
Net Assets $ 202,638,101 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Small Company Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Common Stock* $ 199,692,211 $ — $ — $ 199,692,211
Exchange-Traded Funds 2,374,677 — — 2,374,677
Short-Term Investments — 3,181,165 — 3,181,165
Total Investments, at fair value $ 202,066,888 $ 3,181,165 $ — $ 205,248,053
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 12,094,171
Gross Unrealized Depreciation (25,222,497)
Net Unrealized Depreciation $ (13,128,326)